Stock-Based Compensation - SRA - Additional Information (Details) - SRA Companies, Inc. $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) installment shares	Sep. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) installment $ / shares shares	Jun. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2013 USD ($) $ / shares shares	Jun. 30, 2012 $ / shares shares	Dec. 31, 2012 shares	Sep. 28, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation | $	$ 1,590	$ 2,223	$ 3,910	$ 3,346	$ 2,836
Number of shares authorized (in shares) | shares							61,262	61,262
Award vesting installments (in installments) | installment	5		5
Expiration period	10 years		10 years
Stock-based compensation, forfeiture rate			45.00%	40.00%	35.00%
Aggregate intrinsic value, options outstanding | $			$ 7,400
Aggregate intrinsic value exercisable as of period end | $			1,700
Aggregate intrinsic value vested and expected to vest in the future as of period end | $			3,000
Restricted shares granted (in shares) | shares	0
Stock-based compensation | $			3,900	$ 3,300	$ 2,800
Unrecognized stock-based compensation costs | $			$ 3,200
Unrecognized stock-based compensation costs, weighted average period for recognition (in years)			1 year 8 months 12 days
Service Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price (in USD per share)			$ 1,000
Weighted average grant date fair value (in dollars per share)			168	$ 192	$ 341
Performance Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price (in USD per share)			1,000
Weighted average grant date fair value (in dollars per share)			$ 79	$ 186	$ 188
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted (in shares) | shares			1,300	3,309	11,365
Restricted stock, weighted average exercise price (in USD per share)			$ 226	$ 200	$ 250
Restricted shares authorized (in shares) | shares	19,340		19,340
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	0 months		0 months
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	36 months		36 months
Chief Executive Officer | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share)						$ 1,000
Restricted shares granted (in shares) | shares						1,000
Restricted stock, weighted average exercise price (in USD per share)						$ 1,000
Award vesting annual percentage						20.00%